Pension and Postretirement Benefit Plans and Defined Contribution Plans - Plan Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	$ 11,633		$ 12,706		$ 12,869
U.S. Qualified Pension Plans [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	3,801		3,475
U.S. Qualified Pension Plans [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	5,623		7,024
U.S. Qualified Pension Plans [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	2,209		2,207
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		417		756
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	81		84
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	336		672
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		3,720		3,394
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		951		1,647
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	3,717		3,391
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	2		2
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	825		1,500
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 3 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	1		1
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 3 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	126		147
U.S. Qualified Pension Plans [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,866		3,013
U.S. Qualified Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	3
U.S. Qualified Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	2,861		3,008
U.S. Qualified Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	2		5
U.S. Qualified Pension Plans [Member] | Government and Agency Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		989		1,124
U.S. Qualified Pension Plans [Member] | Government and Agency Obligations [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	989		1,124
U.S. Qualified Pension Plans [Member] | Government and Agency Obligations [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	0
U.S. Qualified Pension Plans [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		222		242
U.S. Qualified Pension Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	222		242
U.S. Qualified Pension Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	0		0
U.S. Qualified Pension Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	1,120		1,156
U.S. Qualified Pension Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[3]	129		198
U.S. Qualified Pension Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		991	[2],[3]	958	[2],[3]	932
U.S. Qualified Pension Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		259		278
U.S. Qualified Pension Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	0
U.S. Qualified Pension Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	259		278
U.S. Qualified Pension Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	1,089		1,096
U.S. Qualified Pension Plans [Member] | Other [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,089	[2],[4]	1,096	[2],[4]	715
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	7,959		8,588		8,250
International Pension Plans [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	1,222		2,132
International Pension Plans [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	5,531		5,359
International Pension Plans [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	1,206		1,097
International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		207		331
International Pension Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	14		25
International Pension Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	193		306
International Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		901		1,781
International Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,218		1,851
International Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	815		1,674
International Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 1 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	16		19
International Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	85		107
International Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	2,119		1,832
International Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 3 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	83
International Pension Plans [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		653		773
International Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	171		183
International Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	481		590
International Pension Plans [Member] | Government and Agency Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,224		1,213
International Pension Plans [Member] | Government and Agency Obligations [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	109		140
International Pension Plans [Member] | Government and Agency Obligations [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	1,114		1,073
International Pension Plans [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,216		1,037
International Pension Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	37		44
International Pension Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	1,142		969
International Pension Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	37		24
International Pension Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	58		61
International Pension Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[3]	6		6
International Pension Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[3]	52		55
International Pension Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		257		425
International Pension Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]			1
International Pension Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	21		150
International Pension Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		236	[2]	274	[2]	300
International Pension Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	1,227		1,116
International Pension Plans [Member] | Other [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[4]	59		46
International Pension Plans [Member] | Other [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[4]	370		326
International Pension Plans [Member] | Other [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		798	[2],[4]	744	[2],[4]	500
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[7]	622	[6]	762	[6]	$ 741
Postretirement Plans [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[6]	64		90
Postretirement Plans [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[6]	521		614
Postretirement Plans [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[6]	38		58
Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[6]	6		18
Postretirement Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[6]			1
Postretirement Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[6]	6		17
Postretirement Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[6]	64		89
Postretirement Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[6]	16		44
Postretirement Plans [Member] | Equity Securities [Member] | Fair value inputs Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[6]	64		89
Postretirement Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[6]	14		40
Postretirement Plans [Member] | Equity Securities [Member] | Fair value inputs Level 3 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[6]	2		4
Postretirement Plans [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[6]	49		79
Postretirement Plans [Member] | Corporate debt [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[6]	49		79
Postretirement Plans [Member] | Government and Agency Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[6]	17		30
Postretirement Plans [Member] | Government and Agency Obligations [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[6]	17		30
Postretirement Plans [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[6]	4		6
Postretirement Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[6]	4		6
Postretirement Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[6]	19		30
Postretirement Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[3],[6]	2		5
Postretirement Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[3],[6]	17		25
Postretirement Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[6]	429		437
Postretirement Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[6]	429		437
Postretirement Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[6]	19		29
Postretirement Plans [Member] | Other [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[4],[6]	0		0
Postretirement Plans [Member] | Other [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[4],[6]	$ 19		$ 29

[1]	The favorable change in the funded status of our U.S. qualified plans was primarily due to (i) the plan gains resulting from the increase in the discount rate, and (ii) a $1 billion voluntary contribution to the plans, partially offset by (i) the net impact of the acquisition of Hospira and (ii) a decrease in the actual return on assets.
[2]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).
[3]	Primarily includes investments in private equity, private debt, public equity limited partnerships, and, to a lesser extent, real estate and venture capital.
[4]	Primarily includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.
[5]	The favorable change in the international plans’ funded status was primarily due to (i) plan gains related to favorable changes in actuarial assumptions and experience, (ii) an increase in company contributions to plan assets and (iii) foreign exchange impacts.
[6]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs: Year Ended December 31, U.S. Qualified Pension Plans International Pension Plans Partnership investments Other commingled funds Insurance contracts Other(MILLIONS OF DOLLARS) 2015 2014 2015 2014 2015 2014 2015 2014Fair value, beginning $958 $932 $1,096 $715 $274 $300 $744 $500Actual return on plan assets: Assets held, ending 84 104 (8) 47 16 23 25 47Assets sold during the period — — (34) (7) — — 3 8Purchases, sales and settlements, net (51) (78) 35 341 (17) (20) 73 254Transfer into/(out of) Level 3 — — — — — — — (19)Exchange rate changes — — — — (37) (29) (47) (46)Fair value, ending $991 $958 $1,089 $1,096 $236 $274 $798 $744
[7]	The favorable change in the funded status of our postretirement plans was primarily due to (i) plan gains resulting from favorable changes in plan assumptions and an increase in the discount rate, and (ii) the impact of a plan amendment approved in June 2015 that introduced a cap on costs for certain groups within the plan, partially offset by (i) the reduced company contributions as the result of reimbursements received for eligible prescription drug expenses for certain retirees and (ii) the acquisition of Hospira.